COST REDUCTION ACTIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Continuing operations
Restructuring Cost and Reserve
Restructuring costs	$ 56.4	$ 44.5	$ 12.7
Discontinued operations
Restructuring Cost and Reserve
Restructuring costs		0.7	6.3
Total including discontinued operations
Restructuring Cost and Reserve
Restructuring costs	56.4	45.2	19.0
Pressure-sensitive Materials
Restructuring Cost and Reserve
Restructuring costs	33.8	19.5	7.8
Retail Branding and Information Solutions
Restructuring Cost and Reserve
Restructuring costs	17.6	19.3	4.3
Other specialty converting businesses
Restructuring Cost and Reserve
Restructuring costs	2.0	0.9	0.5
Corporate
Restructuring Cost and Reserve
Restructuring costs	$ 3.0	$ 4.8	$ 0.1